Fees Summary	Dec. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,191,000
Previously Paid Amount	0.00
Total Fee Amount	794.74
Total Offset Amount	0.00
Net Fee	794.74
Narrative - Max Aggregate Offering Price	$ 5,191,000
Final Prospectus	true